Lease Operations (Schedule of Minimum Future Rentals on Non-cancellable Leases) (Details) $ in Millions	Dec. 31, 2016 USD ($)
Operating leases, Future Minimum Payments Receivable, Current Intercompany	$ 232
Operating Leases Future Minimum Payments Receivable Current, Third Party	197
Operating Leases, Future Minimum Payments Receivable, Current	429
Operating Leases Future Minimum Payments Receivable In Two Years, Intercompany	226
Operating Leases Future Minimum Payments Receivable In Two Years, Third Party	200
Operating Leases, Future Minimum Payments Receivable, in Two Years	426
Operating Leases Future Minimum Payments Receivable In Three Years, Intercompany	228
Operating Leases Future Minimum Payments Receivable In Three Years, Third Party	202
Operating Leases, Future Minimum Payments Receivable, in Three Years	430
Operating Leases Future Minimum Payments Receivable In Four Years, Intercompany	230
Operating Leases Future Minimum Payments Receivable In Four Years, Third Party	201
Operating Leases, Future Minimum Payments Receivable, in Four Years	431
Operating Leases Future Minimum Payments Receivable In Five Years, Intercompany	131
Operating Leases Future Minimum Payments Receivable In Five Years, Third Party	185
Operating Leases, Future Minimum Payments Receivable, in Five Years	316
Operating Leases Future Minimum Payments Receivable Thereafter, Intercompany	542
Operating Leases Future Minimum Payments Receivable Thereafter, Third Party	460
Operating Leases, Future Minimum Payments Receivable, Thereafter	1,002
Operating Leases Future Minimum Payments Receivable, Intercompany	1,589
Operating Leases Future Minimum Payments Receivable, Third Party	1,445
Operating Leases, Future Minimum Payments Receivable	$ 3,034